Summary of sensitivity analysis of actuarial assumptions used in computation of defined benefit obligation (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	₨ (9,616)	₨ (1,152)
Impact on discount rate or salary due to decrease in actuarial assumptions	15,688	1,191
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Impact on discount rate or salary due to increase in actuarial assumptions	14,872	1,255
Impact on discount rate or salary due to decrease in actuarial assumptions	₨ (8,718)	₨ (1,231)